EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in the supplement dated September 12, 2019, for Investor Class, Class A, Class C, and Institutional Class of Neuberger Berman Municipal Intermediate Bond Fund, a series of Neuberger Berman Income Funds, which was filed with the Securities and Exchange Commission on September 12, 2019 (Accession No. 0000898432-19-001166).